4. Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets

The following table sets forth the components of the Company’s prepaid expenses and other current assets at December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019

Prepaid rent	$18,679	$17,863
Vendor advances	6,085	6,221
Prepaid service agreements	101,886	172,602
Employee advance and other payroll related items	74,773	56,356
Other prepaid expenses and current assets	184,742	76,086
Total	$386,165	$329,128